Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

October 1, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The AB Portfolios
- AB Conservative Wealth Strategy (the “Portfolio”)
File Nos. 033-12988 and 811-05088

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 124 under the Securities Act of 1933 and Amendment No. 126 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of The AB Portfolios. We are making this filing to reflect changes to the Portfolio’s principal investment strategies. The filing also reflects a change in the name of the Portfolio and the incorporation of Class Z shares of the Portfolio.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 661-7160.

Sincerely,

/s/	Jessica D. Cohn
Jessica D. Cohn

Attachment

cc: Paul M. Miller